Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Fair Value Hierarchy of the Valuation	The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation as of September 30, 2024 and December 31, 2023 under Level 3.
	Fair Value Measurement as of
	September 30,	December 31,
	2024	2023
2022 and 2023 Convertible Notes	$18,482,353	$36,283,891
Whiskey Special Ops 2023 Notes	14,283,752	1,452,562
Warrant Liabilities 2022 and 2023	856,614	794,868
Warrant Liabilities Whiskey Special Ops	18,658	1,512,692
Acquisition Contingency Liabilities	127,076	—
Total Liabilities at Fair Value	$33,768,453	$40,044,013

	Fair Value Measurement as of
	December 31, 2023	December 31, 2022
2022 and 2023 Convertible Notes	$36,283,891	$8,041,000
Whiskey Special Ops 2023 Notes	1,452,562	—
Warrant Liabilities 2022 and 2023	794,868	433,000
Warrant Liabilities Whiskey Special Ops	1,512,692	—
Total Liabilities at Fair Value	$40,044,013	$8,474,000

Schedule of Unobservable Inputs	The significant unobservable inputs that are included in the valuation of the 2022 and 2023 Convertible Notes as of September 30, 2024 and December 31, 2023, include:
	September 30, 2024		December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Discount Rate	25 – 75%	25 – 75%	48.5%	48.5%
Expected Term (in years)	0.83	0.83	0.122 – 1.081	0.122 – 1.081
Probability Scenarios
IPO	98%		70%
deSPAC	0%		0%
Default/Dissolution/Forced Liquidation	1%		20%
Held to Maturity	1%		10%
The significant unobservable inputs that are included in the valuation of the Whiskey Special Ops 2023 Notes as of September 30, 2024 and December 31, 2023 include:
	September 30, 2024		December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Discount Rate	50.68%	50.68%	54.0%	91.3%
Expected Term (in years)	0.83	0.83	0.125 – .667	0.125 – .667
Probability Scenarios
IPO	98%		70%
deSPAC	0%		0%
Default/Dissolution/Forced Liquidation	1%		20%
Held to Maturity	1%		10%

The significant unobservable inputs that are included in the valuation of the 2022 Convertible Promissory Notes warrant liabilities as of September 30, 2024 and December 31, 2023, include:
	September 30, 2024		December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Expected Term (in years)	0.122 – 1.081		0.122 – 1.081
Volatility	70%	70%	70%	70%
Risk-free Rate	74%	74%	74%	74%
Probability scenarios
IPO	98%		70%
deSPAC	0%		0%
Default/Dissolution/Liquidation	1%		20%
Held to Maturity	1%		10%
The significant unobservable inputs that are included in the valuation of the 2023 Series — Convertible Whiskey Special Ops 2023 Notes warrant liabilities as of September 30, 2024 and December 31, 2023 include:
	September 30, 2024		December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Expected Term (in years)	.83		0.125 – 4.667
Volatility	70%	70%	70%	70%
Risk-free Rate	74%	74%	3.8 – 3.87%	3.8 – 3.87%
Probability scenarios
IPO	98%		70%
deSPAC	0%		0%
Default/Dissolution/Liquidation	1%		20%
Held to Maturity	1%		10%

The significant unobservable inputs that are included in the valuation of the 2022 and 2023 Convertible Notes as of December 31, 2023 and 2022, include:
	December 31, 2023		December 31, 2022
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Discount Rate	48.5%	48.5%	47.2% – 52.2%	48.7%
Expected Term (in years)	0.122 – 1.081	0.122 – 1.081	0.250 – 1.197	0.565
Probability Scenarios
IPO	70%		5% – 20%
deSPAC	0%		20% – 25%
Default/Dissolution/Forced Liquidation	20%		45% – 60%
Held to Maturity	10%		0%

The significant unobservable inputs that are included in the valuation of the Whiskey Special Ops 2023 Notes as of December 31, 2023 include:
	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Discount Rate	54%	91.3%
Expected Term (in years)	0.125 – .667	0.125 – .667
Probability Scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Forced Liquidation	20%
Held to Maturity	10%
The significant unobservable inputs that are included in the valuation of the 2022 Convertible Promissory Notes warrant liabilities as of December 31, 2023 and 2022, include:
	December 31, 2023		December 31, 2022
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Expected Term (in years)	0.122 – 1.081		0.250 – 0.700
Volatility	70%	70%	70.0%	70.0%
Risk-free Rate	74%	74%	2.9% – 4.4%	3.7%
Probability scenarios
IPO	70%		5% – 20%
deSPAC	0%		20% – 25%
Default/Dissolution/Liquidation	20%		45% – 60%
Held to Maturity	10%		0%
The significant unobservable inputs that are included in the valuation of the 2023 Series — Convertible Whiskey Special Ops 2023 Notes warrant liabilities as of December 31, 2023 include:
	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Expected Term (in years)	0.125 – 4.667
Volatility	70%	70%
Risk-free Rate	3.8% – 3.87%	3.8% – 3.87%
Probability scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Liquidation	20%
Held to Maturity	10%

Schedule of Aggregate Fair Values of the Company’s Financial Instruments	The following table provides a roll forward of the aggregate fair values of the Company’s financial instruments described above, for which fair value is determined using Level 3 inputs:
	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities	Acquisition Contingency Liabilities
Balance as of December 31, 2022	$8,041,000	$-	$433,000	$-	$-
Issuance(1)	5,577,126	261,596	12,874	313,404	-
Change in Fair Value(1)	20,230,983	-	345,709	-	-
Balance as of September 30, 2023	$33,849,109	$261,596	$791,583	$313,404	$-

Balance as of December 31, 2023(1)	$36,283,891	$1,452,562	$794,868	$1,512,692	$-
Issuances	-	3,353,850	-	302,020	584,203
Change in Fair Value	(17,801,538)	9,477,340	61,746	(1,796,054)	(457,127)
Balance as of September 30, 2024(1)	$18,482,353	$14,283,752	$856,614	$18,658	$127,076
(1)	The above table has been revised to correct the following misstatements in previously issued interim condensed consolidated financial statements included in the Company’s quarterly report on Form 10-Q for the quarterly period ended September 30, 2024. In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the misstatements from qualitative and quantitative perspectives, and concluded that the misstatements were not material to the interim condensed consolidated financial statements for the quarterly periods ended September 30, 2024 and 2023.
	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities
Issuances during 2023
As previously reported	12,854,653
Adjustment	(7,277,527)
As Corrected	5,577,126

Change in fair value in 2023
As previously reported	12,953,456
Adjustment	7,277,527
As Corrected	20,230,983

Balance as of December 31, 2023
As previously reported	33,849,109	261,596	791,583	313,404
Adjustment	2,434,782	1,190,966	3,285	1,199,288
As Corrected	36,283,891	1,452,562	794,868	1,512,692

Balance as of September 30, 2024
As previously reported	16,047,571	13,092,786	853,329	(1,180,630)
Adjustment	2,434,782	1,190,966	3,285	1,199,288
As Corrected	18,482,353	14,283,752	856,614	18,658
The following table provides a roll forward of the aggregate fair values of the Company’s financial instruments described above, for which fair value is determined using Level 3 inputs:
	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities
Balance as of January 1, 2022	$—	$—	$—	$—
Initial Fair Value of Instruments	—	—	581,364	—
Issuance	10,158,636	—	—	—
Change in Fair Value	(2,117,636)	—	(148,364)	—
Balance as of December 31, 2022	$8,041,000	$—	$433,000	$—
Issuances	5,577,125	1,353,473	12,874	1,621,527
Change in Fair Value	22,665,765	99,089	348,994	(108,835)
Balance as of December 31, 2023	$36,283,891	$1,452,562	$794,868	$1,512,692